Noncontrolling Interest - Operating Partnership/Limited Partners' Equity - Preferred Units (Details) - Series I-2 - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Units [Line Items]
AMOUNT	$ 7,537,000
UNITS (in shares/units)	301,000
LIQUIDATION PREFERENCE (USD per share)	$ 25
DIVIDEND RATE	6.25%
Preferred distributions	$ 472,000	$ 472,000	$ 472,000